Residual Value Obligation and Deferred Lease Revenue (Detail) (Truck, Parts and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Truck, Parts and Other
Property Subject to or Available for Operating Lease [Line Items]
Residual value guarantees	$ 496.3	$ 392.0
Deferred lease revenues	407.2	320.0
Residual value guarantees and deferred revenues	$ 903.5	$ 712.0